Employee benefit plans - Narrative (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2019	Dec. 31, 2014
Guernsey | Pension plans
Defined Benefit Plan Disclosure [Line Items]
Remaining life expectancy, inactive participants	39 years
Remaining life expectancy, active members	15 years
Postretirement Health Coverage 2010 Amendment | Bermuda | Post- retirement medical benefit plan
Defined Benefit Plan Disclosure [Line Items]
Remaining service period	3 years 1 month 6 days
Postretirement Health Coverage 2011 Amendment | Bermuda | Post- retirement medical benefit plan
Defined Benefit Plan Disclosure [Line Items]
Remaining service period	4 years 7 months 6 days
Postretirement Health Coverage 2014 Amendment | Bermuda | Post- retirement medical benefit plan
Defined Benefit Plan Disclosure [Line Items]
Remaining life expectancy		16 years	21 years